UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-642

                        Scudder International Fund, Inc.
                        --------------------------------
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  7/31/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Latin America Fund
Investment Portfolio as of July 31, 2004 (Unaudited)


                                                                                                     Shares         Value ($)
                                                                                                     ------         ---------


Equity Securities 98.1%
Argentina 2.0%
BI SA "A" (New) (a)*                                                                                   3,231,425        726,295
Loma Negra SA (a)*                                                                                       448,653        851,854
Nortel Inversora SA "A" (ADR) (Preferred)*                                                                33,663        173,701
Quimica Estrella SA "B"*                                                                                 227,160         74,679
Tenaris SA                                                                                               416,380      1,480,586
Tenaris SA (ADR)                                                                                          90,000      3,200,400
                                                                                                                    -----------
(Cost $12,890,954)                                                                                                    6,507,515

Brazil 46.6%
Aracruz Celulose SA "B" (ADR)                                                                            134,600      4,657,160
Banco Bradesco SA (ADR)                                                                                  179,900      8,291,591
Banco Itau Holding Financeira SA (ADR)                                                                   142,800      6,603,072
Banco Itau Holding Financeira SA (Preferred)                                                         105,588,400      9,818,590
Brasil Telecom Participacoes  SA (ADR)                                                                   120,000      3,600,000
Brasil Telecom SA (Preferred)                                                                         14,611,137         52,566
Caemi Mineracao e Metalurgica SA (Voting)                                                             16,090,500      7,110,064
Centrais Eletricas Brasileiras SA "B" (Preferred)                                                     78,661,400      1,076,228
Companhia de Bebidas das Americas (ADR) (Preferred)                                                      300,300      6,174,168
Companhia Energetica de Minas Gerais SA (Preferred)                                                  346,800,000      6,367,626
Companhia Siderurgica Nacional SA (ADR)                                                                  405,200      5,875,400
Companhia Vale do Rio Doce "A" (ADR) (Preferred)                                                         383,700     16,921,170
Companhia Vale do Rio Doce (ADR)                                                                          36,500      1,967,350
Empresa Brasiliera de Aeronautica SA (ADR)                                                                63,000      1,801,800
Gerdau SA (Preferred)                                                                                    490,700      6,988,733
Petroleo Brasileiro SA (Preferred)                                                                     1,370,847     35,305,243
Petroleo Brasileiro SA (ADR)                                                                             202,100      5,241,725
Tele Norte Leste Participacoes SA (ADR) (Preferred)                                                      667,500      8,717,550
Telesp Celular Participacoes SA (ADR)*                                                                   747,300      4,932,180
Usinas Siderurgicas de Minas Gerais SA "A" (Preferred)                                                   357,600      5,088,356
Votorantim Celulose e Papel SA (ADR)                                                                     207,750      7,429,140
                                                                                                                    -----------
(Cost $99,545,981)                                                                                                  154,019,712

Chile 4.4%
Banco Santander Chile SA (ADR)                                                                           151,400      4,027,240
Companhia Cervecerias Unidas SA (ADR)                                                                    119,100      2,473,707
Compania de Telecomunicaciones de Chile SA "A" (ADR)                                                     288,200      3,285,480
Empresa Nacional de Electricidad SA (ADR)                                                                160,000      2,107,200
Enersis SA (ADR)                                                                                         447,400      2,662,030
                                                                                                                    -----------
(Cost $15,086,767)                                                                                                   14,555,657

Mexico 43.6%
Alfa SA "A"                                                                                            1,350,000      4,469,259
America Movil SA de CV "L" (ADR)                                                                       1,102,400     39,388,752
Cemex SA de CV (ADR)                                                                                     456,869     12,874,569
Consorico ARA SA de CV*                                                                                  807,600      2,192,643
Corporacion GEO SA de CV "B"*                                                                          3,003,900      4,104,120
Fomento Economico Mexicano SA de CV (ADR)                                                                331,600     14,570,504
Grupo Mexico SA de CV "B"*                                                                               505,000      1,691,737
Grupo Modelo SA de CV "C"                                                                              1,457,200      3,605,351
Grupo Televisa SA (ADR)                                                                                  405,400     19,053,800
Hylsamex, SA de CV*                                                                                      186,951        277,528
Telefonos de Mexico SA de CV "L" (ADR)                                                                   653,600     20,183,168
Wal-Mart de Mexico SA de CV "V"                                                                        7,119,479     21,698,885
                                                                                                                    -----------
(Cost $95,067,720)                                                                                                  144,110,316

Peru 1.5%
Compania de Minas Buenaventura SA (ADR)                                                                  234,300      5,044,479
(Cost $3,103,420)


Total Equity Securities (Cost $225,694,842)                                                                         324,237,679

Cash Equivalents 1.9%
United States 1.9%
Scudder Cash Management QP Trust 1.38% (b)
(Cost $6,134,989)                                                                                      6,134,989      6,134,989



                                                                                                                      Value ($)
                                                                                                                      ---------

Total Investment Portfolio  (Cost $231,829,831)                                                                     330,372,668
                                                                                                                 ==============

Sector Diversification

                                                                   Percent
                                                                   -------
Telecommunication Services                                          24.8%
Materials                                                           23.7%
Consumer Staples                                                    15.0%
Energy                                                              13.9%
Financials                                                           9.7%
Consumer Discretionary                                               5.9%
Utilities                                                            3.8%
Industrials                                                          3.2%
Total                                                             100.00%






* Non-income producing security.

(a) The Fund may purchase securities that are subject to legal or contractual restriction on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.
         The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.
         Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.

Schedule of Restricted Securities
Securities                        Acquisition Dates     Acquisition Cost($)        Value ($)        Value as % of Net Assets
----------                        -----------------     -------------------        ---------        ------------------------

BI SA "A" (New)                        10/22/1993            3,360,564              726,295                  .22
Loma Negra SA                      8/23/1994-1/17/2001       4,816,805              851,854                  .26
Total Restricted Securities                                                       1,578,149                  .48


(b) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Latin America Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Latin America Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004



By:                                 /s/ Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               September 22, 2004